FINANCIAL RISK MANAGEMENT - Financial liabilities (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL RISK MANAGEMENT
Total financial liabilities	Rp 64,189	Rp 56,772
Financial liabilities measured at amortized cost | Trade and other payables
FINANCIAL RISK MANAGEMENT
Total financial liabilities	15,791	13,690
Financial liabilities measured at amortized cost | Accrued expenses
FINANCIAL RISK MANAGEMENT
Total financial liabilities	12,630	11,283
Financial liabilities measured at amortized cost | Short-term bank loans
FINANCIAL RISK MANAGEMENT
Total financial liabilities	2,289	911
Financial liabilities measured at amortized cost | Two-step loans
FINANCIAL RISK MANAGEMENT
Total financial liabilities	1,098	1,292
Financial liabilities measured at amortized cost | Bonds and notes
FINANCIAL RISK MANAGEMENT
Total financial liabilities	8,982	9,323
Financial liabilities measured at amortized cost | Long-term bank loans
FINANCIAL RISK MANAGEMENT
Total financial liabilities	18,004	15,566
Financial liabilities measured at amortized cost | Obligations under finance leases
FINANCIAL RISK MANAGEMENT
Total financial liabilities	3,804	4,010
Financial liabilities measured at amortized cost | Other borrowings
FINANCIAL RISK MANAGEMENT
Total financial liabilities	1,295	Rp 697
Financial liabilities measured at amortized cost | Other liabilities
FINANCIAL RISK MANAGEMENT
Total financial liabilities	Rp 296